Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Trade And Unbilled Receivables And Contract Assets, Net	TRADE AND UNBILLED RECEIVABLES AND CONTRACT ASSETS, NET
The following table presents the components of trade receivables and contract assets, net as of December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Trade and unbilled receivables (1)	$1,236,425	$1,006,557
Contract assets (2)	2,108,022	1,948,464
Less – allowance for credit loss (3)	(12,198)	(12,135)
	$3,332,249	$2,942,886

(1)    Trade and unbilled receivables balances represents amounts for which the Company's right for consideration is unconditional. The balance also includes receivables from affiliated companies in the amounts of $172,388 and $120,039, as of December 31, 2025 and 2024, respectively. Trade receivables and contract assets are expected to be billed and collected during 2026.

Short and long-term trade receivables and contract assets include amounts related to contracts with the Israeli Ministry of Defense (“IMOD”) in the aggregate amounts of $1,029,515 and $761,536, as of December 31, 2025 and 2024, respectively.

(2)    Contract assets (unbilled receivables) include unbilled amounts typically resulting from sales under contracts for which over-time method of revenue recognition is utilized, and revenue recognized exceeds the amount billed to the customer.

Contract assets are net of progress payments and advance payments. Contract assets increased during 2025, primarily due to revenue recognized. There were no significant credit or impairment losses related to our contract assets during 2025 and 2024.

Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billings. contract liabilities relates to payments received in advance of the satisfaction of performance under the contract. The Company receive payments from customers based on the terms established in the contracts. Total contract assets and contract liabilities as of December 31,2025 and 2024 were as follow:

	December 31, 2025	December 31, 2024
Contract assets	$2,748,723	$2,405,780
Contract liabilities	(3,617,436)	(2,966,102)
Net contract liabilities	$(868,713)	$(560,322)

(3)    Allowance for credit losses reflects its current estimate of credit losses expected to be incurred over the life of the trade receivables based on historical experience, current conditions and reasonable and supportable forecasts. The changes in the allowance for credit losses were as follows:

	2025	2024
Balance as of January 1,	$14,006	$9,172
Current period provision for expected credit loss	796	5,701
Write-off charges against the allowance for expected credit losses	(618)	(867)
Balance as of December 31,	$14,184	$14,006

As for long-term trade and unbilled receivables. (see Note 7).